Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 291	£ 299
Non-current tax assets	20	0
Prepayments	1,073	660
Other non-current assets	£ 1,384	£ 959